OTHER INTANGIBLE ASSETS, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 100,737	$ 115,869	$ 92,445